PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2023	2024
Laboratory equipment	$368	$474
Transportation equipment	54	49
Office equipment	64	75
Leasehold improvements	187	187
Less: accumulated depreciation	(183)	(341)
Total	$490	$444

Depreciation expenses recognized during the years ended December 31, 2022, 2023 and 2024, were approximately $64, $139 and $164 respectively.